Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Income Taxes

10.  Income Taxes

Income taxes as presented herein attribute current and deferred income taxes of Flavors to the Business’ stand-alone financial statements in a manner that is systematic, rational, and consistent with the asset and liability method described by ASC 740, “Income Taxes”. Accordingly, the Business’ income tax provision was prepared following the separate return method. The separate return method applies ASC 740 to the stand-alone financial statements of each member of the combined group as if the group member were a separate taxpayer and a stand-alone enterprise. Use of the separate return method may result in differences when the sum of the amounts allocated to stand-alone tax provisions are compared with amounts presented in combined financial statements. In that event, the related deferred tax assets and liabilities could be significantly different from those presented herein. Certain tax attributes, e.g. net operating loss carryforwards, which were actually reflected in Flavors’ consolidated financial statements may or may not exist at the stand-alone Business level.

The combined financial statements reflect the Business’ portion of income taxes currently payable as if the Business had been a separate taxpayer. In the combined statements of cash flows, such amounts have been deemed remitted to the relevant taxing jurisdictions or Flavors in instances where the Business is included with Flavors in a consolidated or combined tax return.

The Business’ provision for income taxes consists of U.S., state and local and foreign taxes. The Business has significant operations in various locations outside the U.S. The annual effective tax rate is a composite rate reflecting earnings in the various locations at their applicable statutory tax rates.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was enacted in response to the COVID‑19 pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increased the limitation under IRC Section 163(j) for 2019 and 2020 to permit additional expensing of interest (ii) enacted a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k) (iii) made modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhanced recoverability of AMT tax credit carryforwards. The income tax provisions of the CARES Act had limited applicability to the Company and did not have a material impact on the Business’ consolidated financial statements.

For the three months ended March 31, 2020 and 2019, the Business recorded an income tax benefit of $3.1 and an income tax provision of $2.6, respectively. The effective tax rate for the three months ended March 31, 2020 was an income tax benefit of 9.9% on pre-tax loss of $31.6, compared to an income tax provision of 22.3% on pre-tax income of $11.8, in the comparable period ended March 31, 2019.

The effective tax rate for the three months ended March 31, 2020 was computed by applying an estimate of the annual effective tax rate for the full year to “ordinary” income or loss (pre-tax income or loss excluding unusual or infrequently occurring discrete items) for the reporting period. The effective tax rate for the three months ended March 31, 2020 differs from the statutory federal rate of 21% primarily due the discrete impact of the impairment charges of non-deductible goodwill recorded during the period. The effective tax rate for the three months ended March 31, 2019 differs from the statutory federal rate of 21% primarily due to state and local taxes and the U.S. effect of international operations.

At March 31, 2020, the Business had an uncertain tax position liability of $1.8, including interest and penalties. The unrecognized tax benefits include amounts related to various foreign tax issues.

10.  Income Taxes

Income taxes are presented herein attribute current and deferred income taxes of Flavors to the Business’ stand-alone financial statements in a manner that is systematic, rational, and consistent with the asset and liability method prescribed by ASC 740. Accordingly, the Business’ income taxes are computed and reported herein under the separate return method. Use of the separate return method may result in differences when the sum of the amounts allocated to stand-alone tax provisions are compared with amounts presented in combined financial statements. In that event, the related deferred tax assets and liabilities could be significantly different from those presented herein. Certain tax attributes, e.g. net operating loss carryforwards, which were actually reflected in Flavors’ consolidated financial statements may or may not exist at the stand-alone Business level.

The combined financial statements reflect the Business’ portion of income taxes currently payable as if the Business had been a separate taxpayer. In the combined statements of cash flows, such amounts have been deemed remitted to the relevant taxing jurisdictions or Flavors in instances where the Business is included with Flavors in a consolidated or combined tax return.

The Business’ provision for income taxes consists of U.S., state and local and foreign taxes. The Business has significant operations in various locations outside the U.S. The income tax rate is a composite rate reflecting earnings in the various locations and the applicable tax rates. Information pertaining to the Business’ income before income taxes and the applicable provision for income taxes is as follows:

	Years Ended December 31
	2019	2018	2017
Income (loss) before income taxes:
Domestic	$10.9	$(6.0)	(9.8)
Foreign	17.5	32.2	24.7
Total income before income taxes	$28.4	$26.2	14.9

	Years Ended December 31
	2019	2018	2017
(Benefit) provision for income taxes:
Current:
Federal	$1.9	$4.8	0.1
State and local	0.2	0.1	0.1
Foreign	5.9	6.4	4.4
	8.0	11.3	4.6
Deferred:
Federal	(1.8)	(5.1)	(15.4)
State and local	0.3	(1.0)	(0.6)
Foreign	(9.0)	0.1	1.2
	(10.5)	(6.0)	(14.8)
Total (benefit) provision for income taxes	$(2.5)	$5.3	(10.2)

The (benefit) provision for income taxes varies from the current statutory federal income tax rate as follows:

	Years Ended December 31
	2019	2018	2017
Tax provision at federal statutory rate	$5.9	$5.5	5.2
State and local taxes	0.4	(0.9)	(0.2)
Foreign rate differential	0.7	1.5	(3.2)
Change in tax rates	(2.2)	(0.1)	(3.0)
Changes in uncertain tax positions	0.1	(0.1)	(0.8)
Change in valuation allowance	0.6	(2.0)	0.2
Impact of U.S. tax reform	—	—	(8.8)
Impact of Luxembourg restructuring	(6.4)	—	—
U.S. effects of international operations	3.1	6.1	3.6
Tax credits	(5.2)	(5.5)	(4.9)
Other	0.5	0.8	1.7
Total (benefit) provision for income taxes	$(2.5)	$5.3	(10.2)

During the year ended December 31, 2019, the Company recorded an income tax benefit of $6.4 related to Luxembourg deferred tax liabilities that were eliminated in connection with the internal restructuring and formal liquidation of its Luxembourg legal entity.

On December 22, 2017, the U.S. government enacted comprehensive tax reform commonly referred to as the Tax Cuts and Jobs Act (“TCJA”). Under ASC 740, Income Taxes, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. The TCJA made broad and complex changes to the U.S. tax code, including, but not limited to: (1) reduction of the U.S. federal corporate tax rate from 35% to 21%; (2) changed rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017; (3) permits bonus depreciation that will allow for full expensing of qualified property; (4) created a new limitation on deductible interest expense to 30% of tax adjusted EBITDA through 2021 and then 30% of tax adjusted EBIT thereafter; (5) eliminated the corporate alternative minimum tax; (6) allows for unused alternative minimum tax credit carryovers to be refunded over a period of time or available to offset any future federal tax liabilities; (7) created a one-time transition tax related to the transition of U.S. international tax from a worldwide tax system to a territorial tax system and (8) made additional changes to the U.S. international tax rules including imposing a minimum tax on global intangible low taxed income (“GILTI”) and other base erosion anti-abuse provisions.

In response to the TCJA, the Securities and Exchange Commission (“SEC”) staff issued Staff Accounting Bulletin No. 118 (“SAB 118”), which provided guidance on accounting for the tax effects of TCJA. The Financial Accounting Standards Board (“FASB”) has indicated that private companies may also apply SAB 118 guidance, which the Business adopted. The purpose of SAB 118 was to address any uncertainty or diversity of view in applying ASC 740 in the reporting period in which the TCJA was enacted. In addition, SAB 118 provides a measurement period that should not extend beyond one year from the TCJA enactment date for companies to complete the accounting under ASC 740. For the year ended December 31, 2017, the Business recorded a decrease in its deferred tax assets and liabilities of $17.7 related to the re-measurement of the deferred tax assets and liabilities at the reduced U.S. federal tax rate of 21%. The Business recorded an amount for the one-time transition tax liability for all of its foreign subsidiaries resulting in an income tax expense of $8.9 in 2017, which was fully offset by foreign tax credits. During the year ended December 31, 2018, the Business finalized the accounting for the tax effects of TCJA with no material changes to the provisional amounts recorded.

For the years ended December 31, 2019 and December 31, 2018, the Business is subject to current tax on global intangible low-taxed income (“GILTI”) earned by certain foreign subsidiaries. The Business’ accounting policy is to treat the income tax due on U.S. inclusion of the GILTI provisions as a period expense when incurred.

Significant components of the Business’ deferred tax assets and liabilities are as follows:

	December 31
	2019	2018
Deferred tax assets:
Accounts receivable	$0.7	$0.3
Accrued expenses	2.1	1.6
Inventory	4.1	2.0
Other assets	1.0	1.4
Deferred rent	0.4	0.5
Pension asset	1.8	1.9
Property, plant and equipment	0.9	1.1
U.S. and foreign net operating losses	15.0	15.6
Tax credits	2.3	3.3
Total deferred tax assets	28.3	27.7
Less valuation allowance	(12.4)	(11.9)
Net deferred tax assets	$15.9	$15.8
Deferred tax liabilities:
Intangible assets	(38.5)	(49.2)
Unremitted earnings	(1.2)	(1.3)
Other liabilities	(6.4)	(5.8)
Total deferred tax liabilities	(46.1)	(56.3)
Net deferred tax liability	$(30.2)	$(40.5)

At December 31, 2019 and 2018, the Business had $1.3 and $1.7, respectively, of deferred tax assets presented within other assets and deferred tax liabilities of $31.5 and $42.2, respectively, presented as deferred tax liabilities, net in the combined balance sheet.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the recoverability of its deferred tax assets within the jurisdiction from which they arise, management considers whether it is more likely than not (more than 50%) that some portion or all of the deferred tax assets will be realized. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income prior to the expiration of any net operating loss and tax credit carry forwards. The Business evaluates all positive and negative evidence when determining the amount of the net deferred tax assets that are more likely than not to be realized.

This evidence includes, but is not limited to, prior earnings history, reversal of existing taxable temporary differences, tax planning strategies and projected future taxable income. Significant weight is given to positive and negative evidence that is objectively verifiable. Based on prior earnings history, projected future taxable income, and objective evidence including reversal of existing taxable temporary differences, the Business has determined that its deferred tax assets are realizable on a more-likely-than not basis with the exception of certain state net operating loss carry forwards of $10.4 predominately related to Illinois, and $1.8 of net operating loss carry forwards and deferred tax assets in China, India, Luxembourg, and Mexico. The Business’ valuation allowance increased by $0.5 during 2019 and decreased by $1.9 during 2018.

As of December 31, 2019, the Business had the following net operating loss carry forwards and tax credits which will expire if not utilized: $128.9 in Illinois state net operating losses expiring between 2020 and 2029, $2.3 of U.S. federal foreign tax credits expiring in varying amounts from 2024 through 2027, $0.8 in China net operating losses expiring between 2021 and 2024, $2.9 of net operating losses in India expiring between 2020 and 2027, $2.6 in Mexico net operating losses substantially expiring in 2025 and through 2029, and $1.8 of net operating losses in Luxembourg expiring in 2035 and 2036.

Notwithstanding the U.S. taxation of the deemed repatriated foreign earnings as a result of the one-time transition tax, the Business intends to continue to invest these earnings indefinitely outside the U.S. If these future earnings are repatriated to the U.S., or if the Business determines that such earnings will be remitted in the foreseeable future, the Business may be required to accrue U.S. deferred taxes (if any) and applicable withholding taxes. It is not practicable to estimate the tax impact of the reversal of the outside basis difference, or the repatriation of cash due to the complexity of its hypothetical calculation. As of December 31, 2019, and 2018, the Business has accrued withholding taxes for future remittances to its Switzerland and Hong Kong affiliates of $1.2 and $1.0, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits, not including interest and penalties, is as follows:

	Year Ended December 31
	2019	2018
Balance as of January 1	$0.9	$1.5
Additions based on tax positions taken in the current year	—	0.1
Additions based on tax positions taken in prior years	—	—
Decreases based on tax positions taken in prior years	—	(0.2)
Settlements	(0.1)	(0.2)
Currency differences	0.1	(0.3)
Balance as of December 31	$0.9	$0.9

At December 31, 2019, the total $0.9 in the table above, if recognized, would reduce the Business’ annual effective tax rate. For the years ended December 31, 2019, 2018, and 2017, interest and penalties on unrecognized tax benefits were $0.1,  $0.1, and nil, respectively. As of December 31, 2019 and 2018, total interest and penalties on unrecognized tax benefits was $0.9 and $0.8, respectively. The Business records both accrued interest and penalties related to income tax matters in the provision for income taxes in the accompanying combined statements of operations. The Business expects that approximately $0.3 of its unrecognized tax benefits will be recognized in the next 12 months as a result of lapse in statute of limitations.

The Business, and in some cases its affiliates, are subject to taxation in the U.S. and various state and foreign jurisdictions. The Business’ U.S. federal and state income tax periods are generally open to examination for the tax years 2015 through 2019. The Business’ French, Argentina, Luxembourg, and Swiss tax years 2015 through 2019 also remain open for examination. In addition, open tax years related to the Business’ other foreign jurisdictions remain subject to examination but are not considered material.